Schedule of lease liabilities (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
DisclosureOfRightOfUseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Balance, Lease liabilities	$ 173,311
Additions, Lease liabilities	1,063,111
Payments, Lease liabilities	(154,717)
Interest accretion, Lease liabilities	59,769
Balance, Lease liabilities	1,141,474	$ 173,311
Current, Lease liabilities	148,787	44,961
Long term, Lease liabilities	992,687	128,350
Net Book Value	1,141,474	173,311
Office equipment [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Balance, Lease liabilities	173,311	202,704
Additions, Lease liabilities	116,168
Payments, Lease liabilities	(81,619)	(46,966)
Interest accretion, Lease liabilities	21,816	17,573
Balance, Lease liabilities	229,676	173,311
Current, Lease liabilities	95,420	44,961
Long term, Lease liabilities	134,256	128,350
Net Book Value	229,676	173,311
Ipp facilities [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilitiesLineItems [Line Items]
Balance, Lease liabilities
Additions, Lease liabilities	946,943
Payments, Lease liabilities	(73,098)
Interest accretion, Lease liabilities	37,953
Balance, Lease liabilities	911,798
Current, Lease liabilities	53,367
Long term, Lease liabilities	858,431
Net Book Value	$ 911,798